Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Equipment leased to others
Components of equipment on operating leases, less accumulated depreciation as of December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
Equipment on operating leases, at cost	$4,410	$4,082	$4,241
Less: Accumulated depreciation	(1,451)	(1,471)	(1,530)
Equipment on operating leases, net	$2,959	$2,611	$2,711

Schedule of minimum rental payments to be received for equipment leased to others	At December 31, 2012, scheduled minimum rental payments for operating leases were as follows:

2013	2014	2015	2016	2017	Thereafter	Total
$754	$523	$318	$172	$63	$19	$1,849